================================================================================


INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o BFDS
                       P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
AUDITORS               1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                         Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

TRUSTEES               Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT

                       Bradley T. Brooks
                       VICE PRESIDENT

                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER

                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER

                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE TRUST (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                         #529402

--------------------------------------------------------------------------------
                                  ANNUAL REPORT
--------------------------------------------------------------------------------
                                JANUARY 31, 2004
--------------------------------------------------------------------------------
                                   VALUE LINE

                             AGGRESSIVE INCOME TRUST




                                     [LOGO]
                                   VALUE LINE

VALUE LINE AGGRESSIVE INCOME TRUST
                                                    TO OUR VALUE LINE AGGRESSIVE
--------------------------------------------------------------------------------

To Our Shareholders:

For the twelve months ended January 31, 2004, the total return of the Value Line Aggressive Income Trust was 25.01%. Over the same period, the Lehman Brothers U.S. Corporate High-Yield index reported a gain of 27.2%.(1)

High Yield securities posted their strongest returns in over a decade in the past year. The asset class has benefited from the U.S. Government's strong economic stimulus through both fiscal and monetary policy. Many of the companies in this universe were able to take advantage of the improved credit situation last year to refinance or pay down debt. Defaults have fallen to just over 5% on a trailing twelve month basis according to Moody's from 8% a year ago, and the expectations are for this number to continue to drop to the 3% range by the end of this calendar year. As we approach the fall election period, we expect the federal government to continue its accommodative policy stance. Yields on High Yield securities, however, have dropped dramatically and have priced in much of the good news at this point. In the past month, the fund has reduced some of its cash position and has been able to increase its current yield without increasing our moderate risk profile. Given the lower yield environment, we expect the Fund to post returns in the mid- to high-single digit arena this year as opposed to the mid-20% return of 2003.

Given our moderate investing stance, we continue to focus our investments in the more liquid and stronger credits available in the High Yield sector. Additionally, the portfolio is broadly diversified to lessen exposure to any one industry. In the past six months, the fund has increased its holdings in the Energy sector, due to the favorable earnings outlook, which makes it the top industry holding for the portfolio at 15%, followed by Health Care, Homebuilding and Cable TV sectors at roughly 5.5% to 6.4%. Preserving capital in difficult market environments, while allowing for an attractive dividend yield, remains our goal. Thank you for your continued investment with us.

                                                     Sincerely,

                                                    /s/ Jean Bernhard Buttner

                                                    Jean Bernhard Buttner
                                                    CHAIRMAN AND PRESIDENT

February 24, 2004


--------------------------------------------------------------------------------
(1) THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX IS REPRESENTATIVE OF THE BROAD BASED FIXED-INCOME MARKET. IT INCLUDES NON-INVESTMENT GRADE CORPORATE BONDS. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS UNMANAGED INDEX.

--------------------------------------------------------------------------------
2

                                              VALUE LINE AGGRESSIVE INCOME TRUST

INCOME TRUST SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economic recovery, which proceeded at an uninspiring pace in 2002 and the first half of 2003, really took off during last year's third and fourth quarters, when the nation's gross domestic product, buoyed by a strengthening in both consumer spending and capital goods activity, rose at the fastest pace in several years. What's more, early indications are that the economy will continue to press forward at a solid gait in the opening half of 2004, with GDP most likely increasing by more than 4%.

Meanwhile, underpinned by the critical support of the Federal Reserve, which continues to maintain its low-interest-rate policies, and boosted also by the stimulative effects of last year's tax reduction and spending programs, the U.S. economy should remain in forward gear throughout the year with GDP maintaining that healthy pace of better than 4%. We currently expect the business expansion to continue into 2005.

Inflation, meantime, remains muted, thanks, in part, to subdued labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We note, though, that as the U.S. economy moves further along the recovery trail over the next several years, some modest increases in inflation may emerge. Absent a stronger long-term business recovery than we now envision, or a further sharp rise in oil and gas prices stemming from an escalating conflict in Iraq and elsewhere in the always contentious Middle East, or some severe production cutbacks by the Organization of Petroleum Exporting Countries (OPEC), inflation should generally remain in check through the latter years of this decade. Long-term interest rates should increase modestly over the next several years, but most likely not to the degree that would bring the expansion to a halt.











--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST
--------------------------------------------------------------------------------

The following graph compares the performance of the Value Line Aggressive Income Trust to that of the Lehman Brothers Aggregate Bond Index and the Lehman Brothers U.S. Corporate High Yield Index. The Value Line Aggressive Income Trust is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


         COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE
VALUE LINE AGGRESSIVE INCOME TRUST AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX*
            AND THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX*


                               [PLOT POINTS CHART]


                            (FROM 2/1/94 TO 1/31/04)


Performance Data:**

                                     GROWTH OF AN ASSUMED     AVERAGE ANNUAL
                                    INVESTMENT OF $10,000      TOTAL RETURN
                                   -----------------------   ---------------
 1 year ended 1/31/04 ..........           $12,501                 25.01%
 5 years ended 1/31/04 .........           $10,861                  1.67%
10 years ended 1/31/04 .........           $16,167                  4.92%

================================================================================
*  THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS REPRESENTATIVE OF THE BROAD
   BASED FIXED-INCOME MARKET. IT INCLUDES NON-INVESTMENT GRADE CORPORATE BONDS. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS UNMANAGED INDEX. THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX IS REPRESENTATIVE OF THE BROAD
   BASED FIXED-INCOME MARKET. IT INCLUDES NON-INVESTMENT GRADE CORPORATE BONDS. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS UNMANAGED INDEX.

** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------------------------------------------------------------------------------
4

                                              VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS                                         JANUARY 31, 2004
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (4.0%)
            BIOTECHNOLOGY (0.4%)
 $250,000   Human Genome Sciences, Inc., Subordinated Notes, 33/4%, (each note is convertible to 9.1324
            shares of Common Stock at any time) 3/15/07 ......................................................   $  230,000
                                                                                                                 ----------
            DIVERSIFIED COMPANY (0.6%)
  400,000   Gencorp, Inc., Subordinated Notes, 53/4%, (each note is convertible to 54.2888 shares of Common
            Stock at any time) 4/15/07 .......................................................................      404,000
                                                                                                                 ----------
            DRUG (1.5%)
  500,000   Enzon, Inc., Subordinated Notes, 41/2% (each note is convertible to 14.0884 shares of Common
            Stock at anytime) 7/1/08 .........................................................................      460,000
  500,000   Medarex, Inc.. Subordinated Notes, 41/2% (each note is convertible to 34.6789 shares of Common
            Stock at anytime) 7/1/06 .........................................................................      481,250
                                                                                                                 ----------
                                                                                                                    941,250
                                                                                                                 ----------
            ENTERTAINMENT (0.4%)
  250,000   Liberty Media Corp., Senior Subordinated Notes, 31/2%, (each note is convertible to 36.8189
            shares of Common Stock at any time) 1/15/31 ......................................................      226,875
                                                                                                                 ----------
            FOOD WHOLESALERS (0.0%)
  500,000   Fleming Cos., Inc., Senior Subordinated Notes, 51/4% (each note is convertible to 33.036 shares of
            Common Stock at anytime) 3/15/09 (3) .............................................................        8,750
                                                                                                                 ----------
            RETAIL STORE (0.4%)
  250,000   Penney (J.C.) Co., Inc. Subordinated Notes, 5% (each note is convertible to 35.0877 shares of
            Common Stock at anytime) 10/15/08 ................................................................      274,063
                                                                                                                 ----------
            TOBACCO (0.7%)
  500,000   Vector Group, Ltd., Subordinated Notes, 61/4%, (each note is convertible to 36.3504 shares of
            Common Stock at anytime) 7/15/08 .................................................................      449,375
                                                                                                                 ----------
            TOTAL CONVERTIBLE BONDS & NOTES
            (COST $2,687,936) ................................................................................    2,534,313
                                                                                                                 ----------

--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (79.9%)
              AUTO PARTS (1.2%)
 $  750,000   Cummins Engine, Inc., Notes, 6.45%, 3/1/05 .....................................................   $  766,875
                                                                                                                 ----------
              CABLE TV (5.9%)
  1,000,000   CSC Holdings, Inc., Senior Subordinated Debentures, 97/8%, 4/1/23 ..............................    1,047,500
    750,000   Charter Communications Holdings, Senior Notes, 95/8%, 11/15/09 .................................      678,750
    500,000   Insight Communications, Inc., Senior Discount Notes, (zero coupon until 2/15/06, 121/4%
              thereafter) 2/15/11 ............................................................................      420,000
    750,000   MediaCom LLC, Senior Notes, 91/2%, 1/15/13 .....................................................      774,375
  1,500,000   RCN Corp., Senior Discount Notes, (zero coupon until 10/15/02, 111/8% thereafter) 10/15/07 .....      855,000
                                                                                                                 ----------
                                                                                                                  3,775,625
                                                                                                                 ----------
              CHEMICAL -- DIVERSIFIED (0.8%)
    500,000   Equistar Chemicals, LP, Senior Notes, 101/8%, 9/1/08 ...........................................      542,500
                                                                                                                 ----------
              CHEMICAL -- SPECIALTY (1.8%)
    600,000   Arco Chemical Co., Debentures, 9.80%, 2/1/20 ...................................................      615,000
    500,000   OM Group, Inc., Senior Subordinated Notes, 91/4%, 12/15/11 .....................................      527,500
                                                                                                                 ----------
                                                                                                                  1,142,500
                                                                                                                 ----------
              COAL -- ALTERNATE ENERGY (2.3%)
    750,000   Consolidation Coal Co., Notes, Series MTN, 81/4%, 6/1/07 (1) ...................................      825,891
    650,000   Massey Energy Co., Notes, 6.95%, 3/1/07 ........................................................      666,250
                                                                                                                 ----------
                                                                                                                  1,492,141
                                                                                                                 ----------
              DIVERSIFIED COMPANIES (4.1%)
    500,000   American Standard, Inc., Senior Notes, 81/4%, 6/1/09 ...........................................      580,000
    500,000   Holmes Products Corp., Senior Subordinated Notes, Series 97/8%, 11/15/07 .......................      516,250
  1,500,000   TRAC-X North America High Yield, Notes, 8%, 3/25/09 (1) ........................................    1,528,125
                                                                                                                 ----------
                                                                                                                  2,624,375
                                                                                                                 ----------
              ELECTRICAL EQUIPMENT (1.2%)
    750,000   Thomas & Betts Corp., Notes, 6.39%, 2/10/09 ....................................................      783,750
                                                                                                                 ----------
              ELECTRIC UTILITY -- EAST (2.5%)
    835,000   BRL Universal Equipment, Secured Notes, 87/8%, 2/15/08 .........................................      908,063
    600,000   Sithe Independent Funding Corp. Guaranteed Secured Notes, Series "A", 9%, 12/30/13 .............      687,000
                                                                                                                 ----------
                                                                                                                  1,595,063
                                                                                                                 ----------

--------------------------------------------------------------------------------
6

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                JANUARY 31, 2004
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                                          VALUE
----------------------------------------------------------------------------------------------------------------------------
              ELECTRONICS (1.2%)
 $  750,000   Avnet, Inc. Notes, 77/8%, 2/15/05 .............................................................   $  778,125
                                                                                                                ----------
              ENTERTAINMENT (2.2%)
    600,000   American Casino & Entertainment, Senior Secured Notes, 7.85%, 2/1/12(1) .......................      603,000
    500,000   Royal Caribbean Cruises Ltd., Senior Notes, 71/4%, 8/15/06 ....................................      531,875
    250,000   XM Satellite Radio, Inc. Senior Secured Notes, (zero coupon until 12/31/05, 14% thereafter)
              12/31/09 ......................................................................................      287,500
                                                                                                                ----------
                                                                                                                 1,422,375
                                                                                                                ----------
              FINANCIAL SERVICES (1.4%)
    500,000   IOS Capital LLC, Senior Notes, 71/4%, 6/30/08 .................................................      536,250
    500,000   Vesta Insurance Group, Inc., Senior Debentures, 83/4%, 7/15/25 ................................      345,000
                                                                                                                ----------
                                                                                                                   881,250
                                                                                                                ----------
              FOOD PROCESSING (1.7%)
    500,000   Land O Lakes Inc., Senior Notes, 83/4%, 11/15/11 ..............................................      448,125
    600,000   Smithfield Foods, Inc., Senior Subordinated Notes, 75/8%, 2/15/08 .............................      624,000
                                                                                                                ----------
                                                                                                                 1,072,125
                                                                                                                ----------
              FOREIGN TELECOMMUNICATIONS (0.0%)
    500,000   World Access, Inc., Senior Notes, 131/4%, 1/15/08 (2) (3) .....................................       22,500
                                                                                                                ----------
              GROCERY (1.5%)
    500,000   Delhaize America, Inc. Guranteed Notes, 73/8%, 4/15/06 ........................................      535,000
    500,000   Winn Dixie Stores, Inc., Senior Notes, 87/8%, 4/1/08 ..........................................      450,000
                                                                                                                ----------
                                                                                                                   985,000
                                                                                                                ----------
              HOME APPLIANCES (0.7%)
    500,000   Marsh Supermarket, Inc. Senior Subordinated Notes, Series "B", 87/8%, 8/1/07 ..................      481,250
                                                                                                                ----------
              HEALTHCARE INFORMATION SYSTEMS (5.6%)
  1,000,000   AdvancePCS, Senior Notes, 81/2%, 4/1/08 .......................................................    1,090,000
    500,000   Iasis Healthcare Corp., Senior Subordinated Notes, 13%, 10/15/09 ..............................      561,250
    800,000   Matria Healthcare Inc., Senior Notes, 11%, 5/1/08 .............................................      866,000
  1,000,000   Rotech Healthcare Inc., Senior Subordinated Notes, 91/2%, 4/1/12 ..............................    1,060,000
                                                                                                                ----------
                                                                                                                 3,577,250
                                                                                                                ----------

--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                                       VALUE
----------------------------------------------------------------------------------------------------------------------------
              HOME BUILDING (5.5%)
 $  500,000   William Lyon Homes, Inc., Senior Subordinated Notes, 103/4%, 4/1/13 ........................   $  585,000
    500,000   Senior Housing Properties Trust, Senior Notes, 85/8%, 1/15/12 ..............................      557,500
    500,000   Technical Olympic USA, Inc., Senior Subordinated Notes, 103/8%, 7/1/12 .....................      575,000
  1,000,000   Toll Corp., Senior Subordinated Notes, 81/8%, 2/1/09 .......................................    1,042,500
    750,000   Windmere-Durable Holdings, Inc., Senior Subordinated Notes, 10%, 7/31/08 ...................      761,250
                                                                                                             ----------
                                                                                                              3,521,250
                                                                                                             ----------
              HOTEL/GAMING (6.4%)
    879,000   Eldorado Resorts LLC, Senior Subordinated Notes, 101/2%, 8/15/06 ...........................      886,691
  1,000,000   Hilton Hotels Corp., Senior Notes, 71/2%, 12/15/17 .........................................    1,087,500
  1,000,000   Isle of Capri Casinos, Inc., Senior Subordinated Notes, 83/4%, 4/15/09 .....................    1,052,500
    500,000   Meristar Hospitality Corp., Senior Notes, 9%, 1/15/08 ......................................      526,250
    500,000   Meritage Corp., Senior Notes, 93/4%, 6/1/11 ................................................      562,500
                                                                                                             ----------
                                                                                                              4,115,441
                                                                                                             ----------
              INSURANCE -- LIFE (1.4%)
    800,000   Liberty Mutual Insurance Co., Surplus Notes, 8.20%, 5/4/07 (1) .............................      895,776
                                                                                                             ----------
              INSURANCE -- PROPERTY CASUALTY (0.7%)
    500,000   PXRE Capital Trust I, Pass Thru Securities, 8.85%, 2/1/27 ..................................      470,000
                                                                                                             ----------
              MACHINERY (0.8%)
    500,000   JLG Industries, Inc., Senior Subordinated Notes, 8 3/8, 6/15/12 ............................      525,000
                                                                                                             ----------
              MARITIME (0.5%)
    300,000   Teekay Shipping Corp., Guaranteed 1st Preferred Shipping Mortgage Notes, 8.32%, 2/1/06 .....      313,125
                                                                                                             ----------
              MEDICAL SERVICES (1.7%)
    500,000   Res-Care, Inc., Senior Notes, 105/8%, 11/15/08 .............................................      527,500
    500,000   U.S. Oncology Inc., Senior Notes, 95/8%, 2/1/12 ............................................      550,000
                                                                                                             ----------
                                                                                                              1,077,500
                                                                                                             ----------
              METALS & MINING (1.9%)
    700,000   USEC, Inc., Senior Notes, 65/8%, 1/20/06 ...................................................      686,000
    500,000   Wolverine Tube, Inc., Senior Subordinated Notes, Series "B", 101/2%, 4/1/09 ................      515,000
                                                                                                             ----------
                                                                                                              1,201,000
                                                                                                             ----------
              NATURAL GAS -- DIVERSIFIED (1.0%)
    750,000   Energy Corp. of America, Senior Subordinated Notes, Series "A", 91/2%, 5/15/07 .............      637,500
                                                                                                             ----------

--------------------------------------------------------------------------------
8

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                JANUARY 31, 2004
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------------------
               OILFIELD SERVICES/EQUIPMENT (6.6%)
 $1,000,000    Bluewater Finance Ltd., Senior Subordinated Notes, 101/4%, 2/15/12 .......................   $1,100,000
    250,000    Compagnie Generale de Geophysics, Inc., Senior Subordinated. Notes, 105/8%, 11/15/07 .....      268,750
    750,000    Lone Star Technologies, Inc., Senior Subordinated Notes, 9%, 6/1/11 ......................      757,500
    316,000    Newpark Resources, Inc. Senior Subordinated Notes, Series "B", 85/8%, 12/15/07 ...........      324,690
    600,000    Petroleum Geo-Services, Senior Notes, 10%, 11/15/10 ......................................      654,000
    610,000    Sonat, Inc., Notes, 75/8%, 7/15/11 .......................................................      566,538
    500,000    Transmontaigne, Inc., Senior Subordinated Notes, 91/8%, 6/1/10(1) ........................      543,750
                                                                                                            ----------
                                                                                                             4,215,228
                                                                                                            ----------
               PACKAGING & CONTAINER (4.4%)
    500,000    Caraustar Industries, Inc., Senior Subordinated Notes, 97/8%, 4/1/11 .....................      545,000
    690,000    Four M Corp., Senior Secured Notes, Series "B", 12%, 6/1/06 ..............................      696,900
    500,000    Pliant Corp., Senior Subordinated Notes, 13%, 6/1/10 .....................................      450,000
  1,000,000    Tekni-Plex, Inc., Senior Subordinated Notes, 123/4%, Series "B", 6/15/10 .................    1,097,500
                                                                                                            ----------
                                                                                                             2,789,400
                                                                                                            ----------
               PAPER & FOREST PRODUCTS (0.7%)
    600,000    Specialty Paperboard, Inc., Senior Notes, Series "B", 93/8%, 10/15/06 ....................      433,500
                                                                                                            ----------
               PETROLEUM -- PRODUCING (3.9%)
  1,000,000    Belden & Blake Corp., Senior Subordinated Notes, Series "B", 97/8%, 6/15/07 ..............      985,000
    500,000    Giant Industries, Inc., Senior Subordinated Noted, 9%, 9/1/07 ............................      512,500
    750,000    Paramount Resources Ltd., Senior Notes, 77/8%, 11/1/10 ...................................      765,000
    250,000    Petroleum Helicopters, Inc., Senior Notes, Series "B", 93/8%, 5/1/09 .....................      268,750
                                                                                                            ----------
                                                                                                             2,531,250
                                                                                                            ----------
               R.E.I.T. (0.4%)
    250,000    Crescent Real Estate Equities, Senior Notes, 91/4%, 4/15/09 ..............................      275,937
                                                                                                            ----------
               RESTAURANT (0.6%)
    500,000    Advantica Restaurant Group, Inc., Senior Notes, 111/4%, 1/15/08 ..........................      390,000
                                                                                                            ----------
               RETAIL STORE (4.3%)
    250,000    Dillard Department Stores, Inc., Notes, 7.85%, 10/1/12 ...................................      262,500
    500,000    Dillards, Inc., Notes, 6.43%, 8/1/04 .....................................................      502,500
    500,000    Dollar General Corp., Guaranteed Notes, 85/8%, 6/15/10 ...................................      563,125
    757,000    J.C. Penney Co., Inc., Notes, 93/4%, 6/15/21 .............................................      788,226
    587,000    J.C. Penney Co., Inc. Debentures, 81/4%, 8/15/22 .........................................      608,279
                                                                                                            ----------
                                                                                                             2,724,630
                                                                                                            ----------

--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  PRINCIPAL
  AMOUNT OR
  NUMBER OF
   SHARES                                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------------
              STEEL (2.0%)
$ 750,000     Companhia Siderurgica Paulista, Tranche Trust 00001, 81/4%, 1/30/09 (1) .......................   $  735,000
  500,000     United States Steel Corp., Senior Notes, 93/4%, 5/15/10 .......................................      567,500
                                                                                                                ----------
                                                                                                                 1,302,500
                                                                                                                ----------
              TELECOMMUNICATION SERVICES (0.9%)
  500,000     TSI Telecommunication Services Inc., Senior Subordinated Notes, 123/4%, 2/1/09 ................      560,000
                                                                                                                ----------
              TEXTILE (1.2%)
  750,000     Broder Bros Co., Senior Notes, 111/4%, 10/15/10 (1) ...........................................      746,250
                                                                                                                ----------
              TRUCKING -- TRANSPORTATION LEASING (0.9%)
  500,000     Roadway Corp., Senior Notes, 81/4%, 12/1/08 ...................................................      565,420
                                                                                                                ----------
              TOTAL CORPORATE BONDS & NOTES
              (COST $48,430,525) ............................................................................   51,233,411
                                                                                                                ----------
CONVERTIBLE PREFERRED STOCKS (1.1%)
              BEVERAGE (0.8%)
   17,000     Constellation Brands, Inc., Par $25 (each share is convertible to .7319 shares of Common Stock
              @ $24.55) 53/4%, 9/1/06........................................................................      535,670
                                                                                                                ----------
              MEDICAL (0.3%)
    3,000     Baxter International, Inc., Par $50 (each share is convertible to 1.4011 shares of Common Stock
              @ $40.84) 7%, 2/16/06..........................................................................      154,950
                                                                                                                ----------
              TELECOMMUNICATION SERVICES (0.0%)
    2,500     Sprint Corp., Par $25 (each share is convertible to .8364 shares of Common Stock @ $14.56)
              71/8%, 8/17/04 ................................................................................       23,175
                                                                                                                ----------
              TOTAL CONVERTIBLE PREFERRED STOCKS
              (COST $603,508)................................................................................      713,795
                                                                                                                ----------
PREFERRED STOCKS (0.5%)
              CABLE (0.5%)
   10,000     Adelphia Communications Corp., Series "B", 13%, each share is exchangeable one for one into
              Debentures, Par $100, 7/15/09 (2)(3) ..........................................................      320,000
                                                                                                                ----------
              TOTAL PREFERRED STOCKS
              (COST $244,875)................................................................................      320,000
                                                                                                                ----------

--------------------------------------------------------------------------------
10

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                JANUARY 31, 2004
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                                             VALUE
--------------------------------------------------------------------------------------------
WARRANTS (0.0%)
            TELECOMMUNICATION SERVICES (0.0%)
   2,490    XO Communications, Inc., Series "A", Expiring 1/16/10 (2) ..........   $  8,715
   1,868    XO Communications, Inc. Series "B", Expiring 1/16/10 (2) ...........      5,604
   1,868    XO Communications, Inc. Series "C", Expiring 1/16/10 (2) ...........      4,670
                                                                                   --------
            TOTAL WARRANTS
            (COST $0)...........................................................     18,989
                                                                                   --------
COMMON STOCKS (4.2%)
            AUTO PARTS (0.0%)
   6,000    Intermet Corp. .....................................................     32,400
                                                                                   --------
            BIOTECHNOLOGY (0.1%)
   5,000    Seattle Genetics, Inc. .............................................     51,650
                                                                                   --------
            CANADIAN ENERGY (0.2%)
  10,000    Pengrowth Energy Trust .............................................    140,300
                                                                                   --------
            CEMENT & AGGREGATES (0.1%)
   6,000    Allegheny Technologies, Inc. .......................................     56,400
                                                                                   --------
            COMPUTER PERIPHERALS (0.0%)
   6,000    Identix, Inc. (2) ..................................................     31,920
                                                                                   --------
            COMPUTER SOFTWARE & SERVICES (0.1%)
   8,000    MRV Communications, Inc. (2) .......................................     35,040
                                                                                   --------
            ELECTRICAL UTILITY -- CENTRAL (0.1%)
   5,000    Centerpoint Energy Inc. ............................................     52,500
                                                                                   --------
            ELECTRICAL UTILITY -- EAST (0.5%)
   4,000    Pepco Holdings, Inc. ...............................................     80,520
   5,000    Progress Energy Inc. ...............................................    223,900
                                                                                   --------
                                                                                    304,420
                                                                                   --------
            ELECTRICAL UTILITY (WEST) (0.1%)
   5,000    XCEL Energy Inc. ...................................................     86,600
                                                                                   --------
            ELECTRONICS (0.1%)
   2,500    Paxar Corp. (2) ....................................................     35,075
                                                                                   --------
            ENVIRONMENTAL (0.0%)
   5,000    Perma Fix Environmental Services, Inc. .............................     16,050
                                                                                   --------

--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 NUMBER OF
  SHARES                                                       VALUE
------------------------------------------------------------------------
            HOME APPLIANCES (0.1%)
   6,000    Applica Inc. (2). ...........................   $    48,540
                                                            -----------
            INSURANCE -- LIFE (0.1%)
   6,000    Phoenix Companies, Inc. .....................        76,200
                                                            -----------
            MEDICAL SERVICES (0.1%)
   6,000    Orthodontic Centers of America (2) ..........        47,040
                                                            -----------
            METALS & MINING (DIVERSIFIED) (0.3%)
   7,000    BHP Billiton Ltd. ...........................       119,700
   4,000    Noranda, Inc. ...............................        58,000
                                                            -----------
                                                                177,700
                                                            -----------
            NATURAL GAS -- DISTRIBUTION (0.9%)
   2,000    Ferrell Gas Partners LP .....................        48,740
  10,000    Nicor Inc. ..................................       331,500
   4,000    Northern Border Partners LP .................       157,000
   4,000    SEMCO Energy Inc. ...........................        22,560
                                                            -----------
                                                                559,800
                                                            -----------
            NATURAL GAS -- DIVERSIFIED (0.2%)
   8,000    San Juan Basin Realty Trust .................       154,160
                                                            -----------
            PETROLEUM PRODUCING (0.1%)
  15,680    Abraxas Petroleum Corp. (2)(4) ..............        48,451
                                                            -----------
            PHARMACY (0.3%)
   5,000    Baker Hughes, Inc. ..........................       175,400
                                                            -----------
            TELECOMMUNICATION SERVICES (0.6%)
   4,958    Global Crossing Ltd. (2) ....................       151,020
  29,301    Gilat Satellite Networks Ltd. (2) ...........       221,223
                                                            -----------
                                                                372,243
                                                            -----------
            WATER UTILITY (0.2%)
   5,000    California Water Service Group ..............       142,450
                                                            -----------
            TOTAL COMMON STOCKS
            (COST $2,691,042)............................     2,644,339
                                                            -----------
            TOTAL INVESTMENT SECURITIES (89.7%)
            (COST $54,657,886)...........................    57,464,847
                                                            -----------

--------------------------------------------------------------------------------
12

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                JANUARY 31, 2004
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                                                                         VALUE
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.0%)
(INCLUDING ACCRUED INTEREST)
$2,500,000     Collateralized by $2,157,000 U.S. Treasury Bonds 61/4% due 5/15/30, with a value of $2,553,523
               (with UBS Warburg LLC., 0.97%, dated 1/30/04, due 2/2/04 delivery value $2,500,202) ..........   $2,500,202
 2,000,000     Collateralized by $1,675,000 U.S. Treasury Notes 123/4% due 11/15/10, with a value of
               $2,040,195 (with Morgan Stanley Dean Witter & Co., Inc., 0.96%, dated 1/30/04, due 2/2/04
               delivery value $2,000,160) ...................................................................    2,000,160
                                                                                                                -----------
               TOTAL REPURCHASE AGREEMENTS
               (COST $4,500,362).............................................................................    4,500,362
                                                                                                                -----------
               CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (3.3%) ........................................    2,136,141
                                                                                                                -----------
               NET ASSETS (100.0%) ..........................................................................   $64,101,350
                                                                                                                ===========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
               SHARE ($64,101,350 - 12,675,401 SHARES OF BENEFICIAL INTEREST OUTSTANDING) ...................   $     5.06
                                                                                                                ===========

(1) 144A SECURITY WHERE CERTAIN CONDITIONS FOR PUBLIC SALE MAY EXIST.

(2) NON-INCOME PRODUCING SECURITY.

(3) DEFAULTED SECURITY.

(4) SECURITY RESTRICTED FOR RESALE. POSITION ACQUIRED 1/22/03, COST AT YEAR END EQUALS $14,748.00.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

STATEMENT OF ASSETS AND LIABILITIES                                STATEMENT OF OPERATIONS FOR THE
AT JANUARY 31, 2004                                                YEAR ENDED JANUARY 31, 2004
---------------------------------------------------------------------------------------------------------------------------------

                                                  DOLLARS
                                               (IN THOUSANDS
                                              EXCEPT PER SHARE                                                         DOLLARS
                                                  AMOUNT)                                                           (IN THOUSANDS)
                                              ----------------                                                      -------------
ASSETS:                                                            INVESTMENT INCOME:
Investment securities, at value                                    Interest (net of withholding taxes
   (Cost - $54,658) ..........................   $57,465              of $2).....................................      $ 4,903
Repurchase agreements                                              Dividends (net of withholding taxes
   (Cost - $4,500) ...........................     4,500              of $1).....................................          131
Cash .........................................        73           Other ........................................            8
Receivable for securities sold ...............     1,520                                                               -------
Interest receivable ..........................     1,232                 Total Income ...........................        5,042
Dividend receivable ..........................        19                                                               -------
Receivable for trust shares sold .............         3           EXPENSES:
                                                 -------           Advisory fee .................................          461
      TOTAL ASSETS ...........................    64,812           Service and distribution plan fee ............          150
                                                 -------           Transfer agent fees ..........................           56
LIABILITIES:                                                       Audit and legal fees .........................           57
Payable for trust shares repurchased .........       541           Printing, checks and stationary ..............           40
Dividends payable to shareholders ............        72           Custodian fees ...............................           37
Accrued expenses:                                                  Registration and filing fees .................           23
   Advisory fee ..............................        41           Trustees' fees and expenses ..................           21
   Service and distribution plan fees                              Other ........................................           15
      payable ................................        14                                                               -------
   Other .....................................        43                 Total expenses before
                                                 -------                    custody credits .....................          860
      TOTAL LIABILITIES ......................       711                 Less: custody credits ..................           (1)
                                                 -------                                                               -------
NET ASSETS ...................................   $64,101                 Net Expenses ...........................          859
                                                 =======                                                               -------
NET ASSETS                                                         NET INVESTMENT INCOME ........................        4,183
Shares of beneficial interest, at $.01                                                                                 -------
   par value (authorized unlimited,                                REALIZED AND UNREALIZED GAIN ON
   outstanding 12,675,401) ...................   $   127              INVESTMENTS
Additional paid-in capital ...................   127,577                 Net realized Gain ......................        1,678
Distributions in excess of net                                           Net Change in Net Unrealized
   investment income .........................       (21)                   Appreciation (Depreciation) .........        7,292
Accumulated net realized loss                                                                                          -------
   on investments ............................   (66,389)          NET REALIZED GAIN AND CHANGE IN NET
Unrealized net appreciation                                           UNREALIZED APPRECIATION
   of investments ............................     2,807              (DEPRECIATION) ON INVESTMENTS .............        8,970
                                                 -------                                                               --------
NET ASSETS ...................................   $64,101           NET INCREASE IN NET ASSETS FROM
                                                 =======              OPERATIONS ................................      $13,153
NET ASSET VALUE, OFFERING AND                                                                                          =======
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE
   ($64,101,350 - 12,675,401
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING) ..............................   $  5.06
                                                 =======

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                              VALUE LINE AGGRESSIVE INCOME TRUST

STATEMENT OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED JANUARY 31, 2004 AND 2003
--------------------------------------------------------------------------------

                                                                                 2004          2003
                                                                              -----------------------
                                                                                      DOLLARS
                                                                                   (IN THOUSANDS)
OPERATIONS:
 Net investment income ...................................................    $   4,183     $   5,295
 Net realized gain (loss) on investments .................................        1,678        (4,038)
 Change in net unrealized (depreciation) appreciation ....................        7,292        (1,566)
                                                                              -----------------------
 Net increase (decrease) in net assets from operations ...................       13,153          (309)
                                                                              -----------------------
DISTRIBUTIONS TO SHAREHOLDERS ............................................
 Net investment income ...................................................       (4,192)       (5,325)
TRUST SHARE TRANSACTIONS:
 Net proceeds from sale of shares ........................................       33,109        26,376
 Net proceeds from reinvestment of distributions to shareholders .........        3,262         4,167
                                                                              -----------------------
                                                                                 36,371        30,543
 Cost of shares repurchased ..............................................      (34,237)      (67,824)
                                                                              -----------------------
 Net increase (decrease) in net assets from share transactions ...........        2,134       (37,281)
                                                                              -----------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................................       11,095       (42,915)
NET ASSETS:
 Beginning of year .......................................................       53,006        95,921
                                                                              -----------------------
 End of year .............................................................    $  64,101     $  53,006
                                                                              =======================
 Distributions in excess of net investment income ........................    $     (21)    $     (30)
                                                                              =======================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. SIGNIFICANT ACCOUNTING POLICIES
Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) REPURCHASE AGREEMENTS. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) DISTRIBUTIONS. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

(D) FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform

--------------------------------------------------------------------------------
16

                                              VALUE LINE AGGRESSIVE INCOME TRUST

                                                                JANUARY 31, 2004
--------------------------------------------------------------------------------

Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) REPRESENTATIONS AND INDEMNIFICATIONS. In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote

(F) INVESTMENTS. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount, including original-issue discount required for federal income tax purposes on investments, is earned from settlement date and recognized on the accrual basis.

(G) The Trust charges a 1% redemption fee on shares held for less than 120 days. Such fees are retained by the Trust and accounted for as paid in capital.


2. TRUST SHARE TRANSACTIONS
Transactions in shares of beneficial interest in the Trust were as follows:

                                         YEAR           YEAR
                                        ENDED           ENDED
                                     JANUARY 31,     JANUARY 31,
                                         2004           2003
                                    -------------   ------------
Shares sold .....................    7,070            5,944
Shares issued to
   shareholders in
   reinvestment of
   dividends ....................      686              941
                                     -----            -----
                                     7,756            6,885
Shares repurchased ..............   (7,269)         (14,928)
                                    ------          -------
Net increase (decrease) .........      487           (8,043)
                                    ======          =======

Redemption fees of $97,633 were retained by the Trust for the year ended January 31, 2004.


3. PURCHASES AND SALES OF SECURITIES
Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                      YEAR ENDED
                                   JANUARY 31, 2004
                                  -----------------
                                    (IN THOUSANDS)
PURCHASES:
Investment Securities .........   $44,385
                                  =======
SALES:
Investment Securities .........   $37,114
                                  =======


4. INCOME TAXES
At January 31, 2004, information on the tax components of capital is as follows:

                                               (IN THOUSANDS)
                                               --------------
Cost of investments for tax purposes .........   $ 59,179
                                                 ========
Gross tax unrealized appreciation ............   $  4,317
Gross tax unrealized depreciation ............   $ (1,531)
                                                 --------
Net tax unrealized appreciation on
   investments ...............................   $  2,786
                                                 ========
Capital loss carryforward, expires
   January 31, 2007 ..........................   $ (1,692)
Capital loss carryforward, expires
   January 31, 2008 ..........................    (17,496)
Capital loss carryforward, expires
   January 31, 2009 ..........................    (20,923)
Capital loss carryforward, expires
   January 31, 2010 ..........................    (20,654)
Capital loss carryforward, expires
   January 31, 2011 ..........................     (5,624)
                                                 --------
Capital loss carryforward, at
   January 31, 2004 ..........................   $(66,389)
                                                 ========

--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

NOTES TO FINANCIAL STATEMENTS                                   JANUARY 31, 2004
--------------------------------------------------------------------------------

During the year ended January 31, 2004, the Trust utilized capital loss carryforwards of approximately $839,000. In addition, net capital losses of $794,000 occurring subsequent to October 31, 2002 were reflected in the year ended December 31, 2003. To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to the shareholders.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums.

The tax composition of dividends to shareholders for the years ended January 31, 2003 and 2004 were as follows:

                               2004         2003
                            ----------   ----------
                                 (IN THOUSANDS)
Ordinary Income .........   $ 4,192      $ 5,325


5.  INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
    AFFILIATES
An advisory fee of $461,270 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the year ended January 31, 2004. This was computed at an annual rate of .75 of 1% per year on the first $100 million of the Trust's average daily net assets for the year, and .50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor") for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $149,787 were paid or payable to the Distributor under this Plan for the year ended January 31, 2004.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust. At January 31, 2004, the Adviser and certain officers and Trustees owned 2,814 shares of beneficial interest in the Trust, representing .02% of the outstanding shares.

--------------------------------------------------------------------------------
18

                                              VALUE LINE AGGRESSIVE INCOME TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                           YEARS ENDED JANUARY 31,
                                                 -----------------------------------------------------------------------------
                                                    2004             2003             2002             2001             2000
                                                 =============================================================================
NET ASSET VALUE, BEGINNING OF YEAR ..........    $    4.35        $    4.74        $    5.24        $    7.22        $    7.45
                                                 -----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income .....................         0.34             0.41             0.49(1)          0.66             0.73
  Net gains or losses on securities (both
    realized and unrealized) ................         0.70            (0.40)           (0.50)(1)        (1.98)           (0.23)
                                                 -----------------------------------------------------------------------------
  Total from investment operations ..........         1.04             0.01            (0.01)           (1.32)            0.50
                                                 -----------------------------------------------------------------------------
  Redemption fees ...........................         0.01             0.01               --               --               --
                                                 -----------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income ........        (0.34)           (0.41)           (0.49)           (0.66)           (0.73)
                                                 -----------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ................    $    5.06        $    4.35        $    4.74        $    5.24        $    7.22
                                                 =============================================================================
TOTAL RETURN ................................        25.01%            0.40%           (0.12)%         (19.14)%           7.16%
                                                 =============================================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) ......    $  64,101        $  53,006        $  95,921        $ 116,924        $ 169,586
Ratio of expenses to average net assets .....         1.43%(2)         1.37%(2)         1.23%(2)         1.04%(2)         0.82%(2)
Ratio of net investment income to average net
 assets .....................................         6.98%            9.12%            9.72%(1)        10.61%           10.04%
Portfolio turnover rate .....................           76%              59%             140%             184%             154%

(1) AS REQUIRED, EFFECTIVE FEBRUARY 1, 2001, THE TRUST HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED JANUARY 31, 2002, ON NET INVESTMENT AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS LESS THAN $.01 PER SHARE. THE EFFECT OF THIS CHANGE WAS TO DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 9.79% TO 9.72%. PER SHARE AND RATIOS FOR THE YEAR PRIOR TO FEBRUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN ACCOUNTING POLICY.

(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.24% FOR THE YEAR ENDED JANUARY 31, 2002 AND WOULD NOT HAVE CHANGED FOR THE YEARS ENDED JANUARY 31, 2004, JANUARY 31, 2003, JANUARY 31, 2001 AND JANUARY 31, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
VALUE LINE AGGRESSIVE INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Aggressive Income Trust (the "Trust") at January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


March 15, 2004




 ------------------------------------------------------------------------------
|                FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)               |
|                                                                              |
|    FOR CORPORATE TAXPAYERS 1.67% OF THE ORDINARY INCOME DISTRIBUTIONS PAID   |
|                        DURING THE CALENDAR YEAR 2003                         |
|           QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTIONS.           |
|                                                                              |
|          DURING THE CALENDAR YEAR 2003, 2.18% OF THE ORDINARY INCOME         |
|               DISTRIBUTIONS ARE TREATED AS QUALIFIED DIVIDENDS.              |
 ------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20

                                              VALUE LINE AGGRESSIVE INCOME TRUST

MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The business and affairs of the Trust are managed by the Trust's officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Trustee serves until his or her successor is elected and qualified.

                                                          PRINCIPAL
                                                          OCCUPATION
                                            LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE    POSITION          TIME SERVED   PAST 5 YEARS                     HELD BY TRUSTEE
==============================================================================================================
INTERESTED TRUSTEES*
-------------------
Jean Bernhard Buttner     Chairman of the   Since 1986    Chairman, President              Value Line, Inc.
Age 69                    Board of                        and Chief Executive
                          Trustees and                    Officer of Value Line,
                          President                       Inc. (the "Adviser")
                                                          and Value Line
                                                          Publishing, Inc.
                                                          Chairman and
                                                          President of each of
                                                          the 15 Value Line
                                                          Funds and Value Line
                                                          Securities Inc. (the
                                                          "Distributor")
--------------------------------------------------------------------------------------------------------------
Marion N. Ruth            Trustee           Since 2000    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                           President, Ruth Realty (real
Rolling Hills, CA 90274                                   estate broker); Director of the
Age 68                                                    Adviser since October 2000.
--------------------------------------------------------------------------------------------------------------
NON INTERESTED TRUSTEES
-----------------------
John W. Chandler          Trustee           Since 1991    Consultant, Academic Search      None
1611 Cold Spring Rd                                       Consultation Service, Inc.
Williamstown, MA 01267                                    Trustee Emeritus and
Age 80                                                    Chairman (1993-1994) of the
                                                          Board of Trustees of Duke
                                                          University; President
                                                          Emeritus, Williams College.



--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                      OCCUPATION
                                        LENGTH OF     DURING THE                    OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION   TIME SERVED   PAST 5 YEARS                  HELD BY TRUSTEE
=======================================================================================================
Frances T. Newton            Trustee    Since 2000    Customer Support Analyst,     None
4921 Buckingham Drive                                 Duke Power Company.
Charlotte, SC 28209
Age 62
-------------------------------------------------------------------------------------------------------
Francis Oakley               Trustee    Since 2000    Professor of History,         Berkshire Life
54 Scott Hill Road                                    Williams College, 1961 to     Insurance Company
Williamstown, MA 01267                                present. President Emeritus   of America.
Age 72                                                since 1994 and President,
                                                      1985-1994; Chairman
                                                      (1993-1997) of the American
                                                      Council of Learned
                                                      Societies.
-------------------------------------------------------------------------------------------------------
David H. Porter              Trustee    Since 1997    Visiting Professor of         None
5 Birch Run Drive                                     Classics, Williams College,
Saratoga Springs, NY 12866                            since 1999; President
Age 68                                                Emeritus, Skidmore College
                                                      since 1999 and President,
                                                       1987-1998.
-------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Trustee    Since 1986    Chairman, Institute for       A Schulman Inc.
169 Pompano St.                                       Political Economy.            (plastics)
Panama City Beach, FL 32413
Age 64
-------------------------------------------------------------------------------------------------------
Nancy Beth Sheerr            Trustee    Since 1996    Senior Financial Advisor,     None
1409 Gladwyne Drive                                   Hawthorne, since January
Gladwyne, PA 19035                                    2001; Chairman, Radcliffe
Age 54                                                College Board of Trustees.
                                                       1990-1999.



--------------------------------------------------------------------------------
22

                                              VALUE LINE AGGRESSIVE INCOME TRUST

MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

                                                         PRINCIPAL
                                                         OCCUPATION
                                           LENGTH OF     DURING THE                     OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE   POSITION          TIME SERVED   PAST 5 YEARS                   HELD BY TRUSTEE
======================== ================= ============= ============================== ====================
OFFICERS
Bradley Brooks           Vice President    Since 2001    Portfolio Manager with the              --
Age 41                                                   Adviser since 1999;
                                                         Securities Analyst with
                                                         the Adviser 1997-1999.
------------------------------------------------------------------------------------------------------------
David T. Henigson        Vice President,   Since 1994    Director, Vice President and            --
Age 46                   Secretary and                   Compliance Officer of the
                         Treasurer                       Adviser. Director and Vice
                                                         President of the Distributor.
                                                         Vice President, Secretary and
                                                         Treasurer of each of the 14
                                                         Value Line Funds.
------------------------------------------------------------------------------------------------------------








* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND
 STREET, NEW YORK, NY 10017.



 ------------------------------------------------------------------------------
| The Trust's Statement of Additional Information (SAI) includes additional | | information about the Trust's trustees and is available, without charge, |
| upon request by calling 1-800-243-2729.                                      |
 ------------------------------------------------------------------------------



--------------------------------------------------------------------------------

VALUE LINE AGGRESSIVE INCOME TRUST

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------
24